Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Carrying Amount of Financial Assets Represent Maximum Exposure of Credit

The carrying amount of the financial assets represent the maximum exposure of the credit. The maximum exposure of the credit risk at the date of the financial statements is:

	Note	2018	2017
Financial assets
Cash and cash equivalents	4	18,862	84,687
Marketable securities	—	42	42
Trade accounts receivable	5	501,821	609,157
Contract asset	—	120,308	—
Receivables from related parties	8	2,218	14,518

Schedule of Maximum Exposure of Credit Risk for Trade Accounts Receivable

The maximum exposure of the credit risk for trade accounts receivable segregated by the counterparty is as follows:

	2018	2017	2016
Public	651,674	658,057	648,718
Private	91,509	120,049	73,775

The maximum exposure of the credit risk for trade accounts receivable per risk concentration is as follows:

	2018	%	2017	%	2016	%
10 largest debtors	515,664	66%	533,335	69%	433,605	68%
20 largest debtors	610,273	79%	627,036	81%	512,394	81%
50 largest debtors	683,051	90%	704,481	91%	578,639	91%

Schedule of Possible Impacts on Profit or Loss

The following table shows the possible impacts on profit or loss in each scenarios for 2018:

			Scenarios
	Exposure	Risk	I - Probable	II 25%	III 50%	IV -25%	V -50%
1 - Financial assets
Investments	42	CDI variation	3	1	2	(1)	(2)

			3	1	2	(1)	(2)
2 - Financial liabilities
Loans and financing
Working capital	(589,778)	CDI variation	(39,633)	(9,908)	(19,817)	9,908	19,817
Finame	(306)	TJLP variation	(21)	(5)	(11)	5	11
Leasing	(38,213)	CDI variation	(2,568)	(642)	(1,284)	642	1,284
Debentures	(966,386)	CDI variation	(64,941)	(16,235)	(32,471)	16,235	32,471
Net financial liabilities			(107,160)	(26,789)	(53,581)	26,789	53,589

Schedule of Exposure to Liquidity Risk

The Company’s exposure to liquidity risk is as follows:

	2018				2017
	Up to 12 months	1 - 2 years	2 - 5 years	> 5 years	Up to 12 months	1 - 2 years	2 - 5 years	> 5 years

Financial liabilities
Loans and financing	601,475	20,444	4,940	1,438	14,139	1,709	100,841	268,825
Debentures	966,386	—	—	—	—	—	267,245	801,734
Trade accounts payable	173,339	—	—	—	128,113	—	—	—
Labor payable	98,519	—	—	—	108,191	—	—	—
Tax liabilities	151,686	202,412	109,854	50,011	167,040	178,570	26,684	190,581
Put option on the Company’s shares	41,662	—	—	—	37,884	—	—	—
Accounts payable for land acquisition	5,380	4,804	—	—	8,965	10,412	—	—

Total	2,038,447	227,660	114,794	51,449	464,332	190,691	394,770	1,261,140

Schedule of Carrying Amounts and Fair Values of Main Financial Instruments

The carrying amounts and fair values of the Company’s main financial instruments (and other assets and liabilities accounted for at fair value or for which fair value is disclosed) at December 31, 2018 and 2017 are as follows:

			2018		2017
	Category		Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	Fair value through profit or loss	Level 1	18,862	18,862	84,687	84,687
Marketable securities	Fair value through profit or loss	Level 2	42	42	42	42
Trade accounts receivable	Amortized cost	Level 2	501,821	501,821	609,157	609,157
Contract asset	Amortized cost	Level 2	120,308	120,308	—	—
Receivables from related parties	Amortized cost	Level 2	2,218	2,218	14,518	14,518

			643,251	643,251	708,404	708,404

Financial liabilities
Loans and financing	Amortized cost	Level 2	628,297	628,297	385,514	385,514
Trade accounts payable	Amortized cost	Level 2	173,339	173,339	128,113	128,113
Debentures	Amortized cost	Level 2	966,386	966,386	1,068,979	1,068,979
Loans from related parties	Amortized cost	Level 2	40,464	40,464	44,904	44,904
Accounts payable from land and others asset acquisition	Amortized cost	Level 2	10,184	10,184	19,377	19,377
Related parties payable	Amortized cost	Level 2	41,662	41,662	—	—
Put option on the Company’s shares	Fair value through profit or loss	Level 2	—	—	37,884	37,884
Obligations relating to discontinued operations	Amortized cost	Level 2	41,201	41,201	23,787	23,787

			1,901,533	1,901,533	1,708,558	1,708,558